Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,655	€ 312